COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies [Table Text Block]
The following table presents by type First Financial's loan balances and contractual obligations to extend credit:

	December 31, 2021		December 31, 2020
(dollars in thousands)	Unfunded commitment	Loan balance	Unfunded commitment	Loan balance
Commercial & industrial	$1,545,995	$2,720,028	$1,270,765	$3,007,509
Lease financing	18,037	109,624	0	72,987
Construction real estate	484,038	455,894	374,008	636,096
Commercial real estate-investor	65,660	3,154,755	139,754	3,244,540
Commercial real estate-owner	29,824	1,071,859	51,637	1,063,318
Residential real estate	50,043	896,069	28,895	1,003,086
Home equity	822,343	708,399	762,406	743,099
Installment	15,985	119,454	18,229	81,850
Credit card	217,006	52,217	207,365	48,485
Total	$3,248,931	$9,288,299	$2,853,059	$9,900,970

Investment Holdings, Schedule of Investments
The following table summarizes First Financial's investments in affordable housing projects and other tax credit investments.

(Dollars in thousands)		December 31, 2021		December 31, 2020
Investment	Accounting Method	Investment	Unfunded commitment	Investment	Unfunded commitment
LIHTC	Proportional amortization	$108,974	$57,341	$90,401	$47,531
HTC	Equity	2,581	56	3,607	364
NMTC	Equity	3,895	0	1,165	0
Renewable energy	Equity	18,585	15,114	5,244	7,661
Total		$134,035	$72,511	$100,417	$55,556

The following tables summarize First Financial's amortization expense and tax benefit recognized in affordable housing projects and other tax credit investments.

	Twelve months ended
	December 31, 2021		December 31, 2020		December 31, 2019
(Dollars in thousands)	Amortization expense (1)	Tax expense (benefit) recognized (2)	Amortization expense (1)	Tax expense (benefit) recognized (2)	Amortization expense (1)	Tax expense (benefit) recognized (2)
LIHTC	$8,894	$(8,581)	$8,076	$(7,629)	$6,931	$(6,397)
HTC	1,116	(263)	474	(563)	2,862	(3,342)
NMTC	210	(210)	175	(175)	350	(350)
Renewable energy	11,467	(12,216)	4,756	(4,777)	0	0
Total	$21,687	$(21,270)	$13,481	$(13,144)	$10,143	$(10,089)

(1) The amortization expense for the LIHTC investments is included in income tax expense. The amortization expense for the HTC, NMTC, and Renewable energy tax credits is included in other noninterest expense.
(2) All of the tax benefits recognized are included in Income tax expense. The tax benefit recognized for the HTC, NMTC, and Renewable energy investments primarily reflects the tax credits generated from the investments and excludes the net tax expense (benefit) and deferred tax liability of the investments’ income (loss).